Fresh-Start Accounting - Other Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Reorganization Items [Line Items]
Other property and equipment	$ 116,149	$ 104,879	$ 108,803
Less accumulated depreciation	(11,244)	(5,356)	0
Total other property and equipment, net	$ 104,905	99,523	108,803
Natural gas plants and pipelines
Reorganization Items [Line Items]
Other property and equipment		79,856	91,427
Land
Reorganization Items [Line Items]
Other property and equipment		8,262	8,262
Furniture and office equipment
Reorganization Items [Line Items]
Other property and equipment		10,547	5,040
Buildings and leasehold improvements
Reorganization Items [Line Items]
Other property and equipment		2,986	2,740
Vehicles
Reorganization Items [Line Items]
Other property and equipment		$ 3,228	1,156
Drilling and other equipment
Reorganization Items [Line Items]
Other property and equipment			178
Predecessor
Reorganization Items [Line Items]
Other property and equipment			124,379	$ 123,460
Less accumulated depreciation			(22,107)	(20,759)
Total other property and equipment, net			102,273	102,701
Predecessor | Natural gas plants and pipelines
Reorganization Items [Line Items]
Other property and equipment			109,675	108,697
Predecessor | Land
Reorganization Items [Line Items]
Other property and equipment			201	201
Predecessor | Furniture and office equipment
Reorganization Items [Line Items]
Other property and equipment			3,879	4,078
Predecessor | Buildings and leasehold improvements
Reorganization Items [Line Items]
Other property and equipment			5,884	5,884
Predecessor | Vehicles
Reorganization Items [Line Items]
Other property and equipment			4,542	$ 4,600
Predecessor | Drilling and other equipment
Reorganization Items [Line Items]
Other property and equipment			$ 198